Settlements Payable (Details) - USD ($)		1 Months Ended			11 Months Ended	12 Months Ended
	Dec. 20, 2018	Nov. 27, 2018	Jul. 20, 2018	Feb. 28, 2018	Dec. 15, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2019
Settlements Payable (Textual)
Settlement agreement amount relating to past due charges			$ 127,056
Initial payment amount			12,706
Monthly payments amount			6,500
Final payment on January 27, 2020			$ 3,850
Payment for settlements						$ 42,850	$ 101,350
Payments to plaintiff	$ 200,000	$ 600,000
Accrued expense						600,000
Accrued expensed						500,000
Employer payroll taxes taxes						131,724
Amount outstanding						174,574	$ 161,255	$ 42,850
Howco [Member]
Settlements Payable (Textual)
Monthly payments amount				$ 70,000
Charges amount				$ 620,803
Amount outstanding						59,905
American Express [Member]
Settlements Payable (Textual)
Charges amount						$ 42,850
Scenario, Forecast [Member]
Settlements Payable (Textual)
Payments to plaintiff					$ 33,333